Exhibit 99.1

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09-27-14	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					10/16/2014
2	Payment Date					10/20/2014
3	Collection Period				8/31/2014	9/27/2014	28
4	Monthly Interest Period-Actual				9/22/2014	10/19/2014	28
5	Monthly Interest-Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00	—	—	—	—	—
7	Class A-2 Notes	225,000,000.00	99,451,887.29	—	15,129,193.32	84,322,693.97	0.3747675
8	Class A-2 Notes	370,000,000.00	163,543,103.54	—	24,879,117.91	138,663,985.63	0.3747675
9	Class A-3 Notes	350,000,000.00	350,000,000.00	—	—	350,000,000.00	1.0000000
10	Class A-4 Notes	85,000,000.00	85,000,000.00	—	—	85,000,000.00	1.0000000

11	Equals: Total Securities	$1,250,000,000.00	$697,994,990.83	$—	$40,008,311.23	$657,986,679.60

12	Overcollateralization	224,969,190.96	247,057,339.49			247,057,339.49

13	Total Securitization Value	$1,474,969,190.96	$945,052,330.32			$905,044,019.09

14	NPV Lease Payments Receivable	590,265,127.79	228,242,033.35			209,565,665.17
15	NPV Base Residual	884,704,063.17	716,810,296.97			695,478,353.92

		Coupon Rate	Libor Rate + Spread	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.23000%	N/A	—	—	—	—
17	Class A-2 Notes	0.63000%	N/A	52,212.24	0.2320544	15,181,405.56	67.4729136
18	Class A-2 Notes	0.40350%	N/A	51,325.28	0.1387170	24,930,443.19	67.3795762
19	Class A-3 Notes	0.84000%	N/A	245,000.00	0.7000000	245,000.00	0.7000000
20	Class A-4 Notes	1.07000%	N/A	75,791.67	0.8916667	75,791.67	0.8916667

	Equals: Total Securities			424,329.19		40,432,640.42

C.	COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						16,953,201.90
22	Pull Ahead Waived Payments						85,055.14
23	Sales Proceeds - Early Terminations						17,727,207.22
24	Sales Proceeds via Customer - Scheduled Terminations						12,399,120.77
25	Security Deposits for Terminated Accounts						12,799.00
26	Excess Wear and Tear Received						77,893.04
27	Excess Mileage Charges Received						78,075.01
28	Other Recoveries Received						15,266.63

29	Subtotal: Total Collections						47,348,618.71

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						2,031.98

33	Total Available Funds, prior to Servicer Advances						47,350,650.69

34	Servicer Advance						—

35	Total Available Funds						47,350,650.69

36	Reserve Account Draw						—

37	Available for Distribution						47,350,650.69

D.	DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						787,543.61
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						424,329.19
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					46,133,777.89
51	Regular Principal Distribution Amount					40,008,311.23
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						40,008,311.23
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						6,125,466.66

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09-27-14

E.	CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		697,994,990.83
57	Less: Aggregate Securitization Value (End of Collection Period)		(905,044,019.09)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		697,994,990.83
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(657,986,679.60)

63	Regular Principal Distribution Amount		40,008,311.23

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		905,044,019.09
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,057,339.49)

67	Targeted Note Balance		657,986,679.60

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		47,350,650.69
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		787,543.61
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		424,329.19
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		46,133,777.89
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		46,133,777.89

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		7,374,845.95
87	Initial Reserve Account Balance		7,374,845.95

88	Beginning Reserve Account Balance		7,374,845.95
89	Plus: Net Investment Income for the Collection Period		183.02

90	Subtotal: Reserve Fund Available for Distribution		7,375,028.97
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		7,375,028.97
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		183.02

95	Equals: Ending Reserve Account Balance		7,374,845.95

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	782	12,127,377.48
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(12,434,123.49)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(16,757.00)
101	Less: Excess Wear and Tear Received		(77,893.04)
102	Less: Excess Mileage Received		(78,075.01)

103	Current Period Net Residual Losses/(Gains)	782	(479,471.06)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	3,351	(4,604,698.63)
106	Current Period Net Residual Losses (Item 101)	782	(479,471.06)

107	Ending Cumulative Net Residual Losses	4,133	(5,084,169.69)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.34%

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09-27-14

G.	POOL STATISTICS

				Initial	Current
109	Collateral Pool Balance Data
110	Aggregate Securitization Value			1,474,969,191	905,044,019
111	Aggregate Base Residual Value			1,026,754,815	747,857,786
112	Number of Current Contracts			65,841	48,405
113	Weighted Average Lease Rate			2.61%	2.41%
114	Average Remaining Term			25.8	12.0
115	Average Original Term			38.9	39.0
116	Proportion of Base Prepayment Assumption Realized				140.52%
117	Actual Monthly Prepayment Speed				1.19%
118	Turn-in Ratio on Scheduled Terminations				88.49%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		50,047	1,062,098,897	945,052,330
120	Depreciation/Payments			(16,414,785)	(11,418,691)
121	Gross Credit Losses		(17)	(366,111)	(360,569)
122	Early Terminations - Regular		(681)	(15,512,800)	(14,056,439)
123	Early Terminations - Lease Pull Aheads		(162)	(2,210,615)	(2,045,234)
124	Scheduled Terminations - Purchased by Customer	1,457,140	(90)	(1,457,008)	(1,347,966)
125	Scheduled Terminations - Sold at Auction	2,423,092	(198)	(2,981,046)	(2,720,198)
126	Scheduled Terminations - Purchased by Dealer	8,529,688	(494)	(8,629,280)	(8,059,213)

127	Pool Balance - End of Period		48,405	1,014,527,251	905,044,019

			Units	Securitization Value	Percentage
128	Delinquencies Aging Profile - End of Period
129	Current		48,025	898,320,696	99.26%
130	31 - 90 Days Delinquent		330	5,810,516	0.64%
131	91+ Days Delinquent		50	912,807	0.10%

132	Total		48,405	905,044,019	100.00%

				Units	Amounts
133	Credit Losses:
134	Aggregate Securitization Value on charged-off units			17	360,569
135	Aggregate Liquidation Proceeds on charged-off units				(138,683)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(15,267)

139	Current Period Aggregate Net Credit Losses/(Gains)			17	206,620

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			184	1,507,614
142	Current Period Net Credit Losses (Item 136)			17	206,620

143	Ending Cumulative Net Credit Losses			201	1,714,233

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.12%

					Units
145	Aging of Scheduled Maturies Not Sold
146	0 - 60 Days since Contract Maturity				872
147	61 - 120 Days since Contract Maturity				40
148	121+ Days since Contract Maturity				2

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09-27-14

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE
Scheduled
Payment Date	Reduction (1)
11/20/2014	44,673,923
12/20/2014	35,954,024
1/20/2015	52,277,469
2/20/2015	38,471,151
3/20/2015	40,749,269
4/20/2015	49,660,635
5/20/2015	54,873,319
6/20/2015	40,652,195
7/20/2015	38,113,537
8/20/2015	44,316,410
9/20/2015	52,968,203
10/20/2015	52,414,957
11/20/2015	45,094,151
12/20/2015	33,578,353
1/20/2016	26,903,808
2/20/2016	32,375,166
3/20/2016	35,569,514
4/20/2016	35,327,914
5/20/2016	19,093,121
6/20/2016	42,091,307
7/20/2016	42,477,407
8/20/2016	14,981,632
9/20/2016	8,962,616
10/20/2016	7,667,806
11/20/2016	2,784,356
12/20/2016	1,534,404
1/20/2017	1,157,785
2/20/2017	3,042,571
3/20/2017	3,785,426
4/20/2017	3,349,092
5/20/2017	142,500
6/20/2017	—
7/20/2017	—
8/20/2017	—
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—

Total:	905,044,019.11

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month